Reserves - Disclosure of Outstanding Share Purchase Options (Parenthetical) (Detail) $ in Millions	3 Months Ended						6 Months Ended
	Jun. 30, 2018 $ / shares	Mar. 31, 2018 USD ($)	Mar. 31, 2018 $ / shares	Jun. 30, 2017 $ / shares	Mar. 31, 2017 USD ($)	Mar. 31, 2017 $ / shares	Dec. 31, 2017 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Fair value per option granted | $ / shares	$ 5.83		$ 5.49	$ 5.68		$ 5.87	$ 5.53
Fair value of options issued during the year | $		$ 2			$ 2